Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Small-Mid Growth Fund

(the “Fund”)

Supplement dated January 14, 2019 to the Fund’s

Prospectus dated October 1, 2018, as supplemented and amended to date

Steven M. Barry no longer serves as a portfolio manager for the Fund. Daniel Zimmerman and Michael DeSantis continue to serve as portfolio managers for the Fund. Accordingly, all references to Mr. Barry in the Fund’s Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.